                           KAYNE ANDERSON MUTUAL FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS....................................    i

COMMENTS FROM INVESTMENT ADVISOR..........................    1

PORTFOLIOS OF INVESTMENTS
         Rising Dividends Fund............................    9
         Small-Mid Cap Rising Dividends Fund..............   12
         International Rising Dividends Fund..............   14
         Intermediate Total Return Bond Fund..............   17
         Intermediate Tax-Free Bond Fund..................   18

STATEMENTS OF ASSETS AND LIABILITIES......................   20

STATEMENTS OF OPERATIONS..................................   22

STATEMENTS OF CHANGES IN NET ASSETS.......................   24

FINANCIAL HIGHLIGHTS......................................   26

NOTES TO FINANCIAL STATEMENTS.............................   28

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS .......   32

Dear Shareholder,

We at Kayne Anderson are pleased to express our appreciation for your investment in the Kayne Anderson Mutual Funds. If you are new to the Kayne Anderson family of investors, we welcome you. This annual report contains audited financial statements for each of the Funds for the period ended December 31, 1996.

As investment advisors, we have managed private accounts for equity and fixed income investors for many years. We were delighted to expand our mutual fund offerings beyond the Rising Dividends Fund in October 1996, when we introduced the International Rising Dividends and Small-Mid Cap Rising Dividends equity funds, as well as the Intermediate Total Return and Intermediate Tax-Free bond funds.

Now that we offer three equity and two bond funds, our shareholders can create a diversified portfolio of mutual fund holdings while benefiting from our disciplined investment approach. Through these funds, shareholders can structure a diversified portfolio consistent with their personal investment objectives and goals.

Thank you again for your investment in Kayne Anderson Mutual Fund's family of No-Load Mutual Funds. We at Kayne Anderson are committed to assisting shareholders with the realization of their financial goals. As always, we welcome your questions and comments.

Sincerely,


     /s/ Richard A. Kayne                             /s/ Allan M. Rudnick
     Richard A. Kayne                                     Allan M. Rudnick
     Chairman                                             President

                      KAYNE ANDERSON RISING DIVIDENDS FUND


Objective:

      The Rising Dividends Fund is invested in only high quality growth companies at all times. The strong performance of the Rising Dividends Fund for calendar 1996 reflects that investors wanted to own more of those companies that had consistent double-digit earnings and dividend growth.

      The stocks we own are high-quality growth companies that are industry leaders. Many of them could be characterized as "visionary companies" with well-defined core ideologies that drive their organization. These ideologies keep management and employees focused, and product development and corporate growth on track.

Commentary:

      The questions we are asked most often these days are: "Aren't you nervous about how high the market is?" and "Shouldn't I be taking some money out of equities now because we've done so well over these past two years?"

      Our answer to these questions is "No," for two basic reasons. First, no one is a good "market timer." History has shown that one does much better by staying invested in high quality companies over the long term and participating in the growth rate of these companies. Second, investors in this fund do not own "the market," but rather a portfolio of selected high quality, well managed industry leaders that are growing 13% to 15% a year, on average.

      In the three years prior to 1996, stocks of lower quality companies in the S&P 500 provided superior returns to the higher quality companies in the index. This occurred because the economy benefited from a cyclical recovery in earnings from the last recession and interest rates were declining. As a result, investors bought companies with high debt, figuring that the declining interest rates would help them. However, beginning in the fourth quarter of 1995 and continuing into 1996, higher quality equities outperformed lower quality ones. This reflected a rotation into quality due to the concern that profits of cyclical businesses were nearing a peak.

      From a sector standpoint, the greatest contributions to total return were derived from the Technology and Financial Services sectors, as we were overweighted in these two sectors and our individual stock selections outperformed.

      Within Technology, service companies provided strong returns on the basis of good underlying business fundamentals. In addition, telecommunications equipment suppliers added value due to strong growth in wireless technologies.

      In the Financial Sector, bank stocks and financial services companies provided the majority of the return, while insurers contributed relatively little. Our selection of high quality banks performed well because they delivered solid profit growth, utilization of excess capital to repurchase shares and good management of credit risk, despite some aging in the consumer cycle. Service companies, such as money managers, benefited, in part, from revenue and income streams tied to strong securities markets.

      Although Technology and Financial Services were the highest weighted sectors, it is our policy to structure a diversified portfolio, with significant representation in each economic sector. These representations are created by selecting from the highest quality companies available on an industry by industry basis.

Outlook:

      Regarding our current outlook, we would not be surprised to see a 5% to 10% correction in the popular market averages. However, many individual stocks and industry groups have experienced a 10% or greater correction over the past few months so that market averages themselves do not necessarily have to correct at this time.

      Moreover, the macro-economic outlook is more benign and positive for U.S. equities now than at any other time in recent memory. To list a few key points:

      (1)  Inflation appears to be under control.

      (2) Interest rates seem to be in a trading range that allows for moderate growth in the economy.

      (3) Corporate profits are expected to advance 8% to 10% in 1997, with overall real GDP growing in the 2% to 3% range.

      (4) Fiscal and monetary policies are aligned--the Federal Reserve Board is intent on allowing for moderate growth with low inflation. A Democratic Administration and Republican Congress is intent on moving towards a balanced budget while providing tax incentives for targeted areas of need.

      (5) Demographics are very positive, with the "baby boomers" now in their high earning, spending, and saving years, all of which stimulates the economy as well as financial assets.

      (6) The global situation is positive for U.S. equities, as there is no other "super power" who can challenge us militarily. Also, millions of new consumers are emerging from Eastern Europe, Latin America, Southeast Asia, China and other countries as their economies become healthier. The U.S. is still the best country in the world in which to invest long term savings with peace of mind.

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE KAYNE ANDERSON RISING DIVIDENDS FUND AND THE
                                S & P 500 INDEX.

                                    [GRAPH]


                                         5/1/95    6/30/95   9/30/95   12/31/95    3/31/96     6/30/96    9/30/96    12/31/96
-----------------------------------------------------------------------------------------------------------------------------
Kayne Anderson Rising Dividends Fund     10,000     10,394    11,089     12,065     12,810      13,249     13,689      14,368

S & P 500 Index                          10,000     10,632    11,489     12,177     12,833      13,400     13,819      14,976

Average Annual Total Return

One Year            Since Inception
 19.09%                  24.22%

                       SMALL-MID CAP RISING DIVIDENDS FUND



Objective:

      The goal of the Small-Mid Capitalization Rising Dividends Fund is to build a diversified portfolio of the next generation of high-quality "Blue Chip" companies. Using Rising Dividends criteria, our investment objective is to produce small-mid cap stock returns, but with less risk. We focus on the highest quality companies to allow clients to participate in the strong growth of small companies while assuming less financial and stock market risk. Our focus on these attributes is demonstrated by the following table:

                                             Small-Mid Cap. Fund   Russell 2500 Index
      A-, A, or A+ Quality by S&P                   65.0%                 15.5%
      Long Term Debt / Total Capital                25.7%                 40.5%
      Average ROE - Past 5 Years                    21.0%                 13.5%

Commentary:

      Small stocks under-performed large stocks in 1996. Contributing factors include: (1) The strong dollar drew international investors into the U.S. Equity market. These investors have a preference for large companies with a world wide presence. (2) The "Nifty 50" investment theme was revived in 1996 driving domestic investors into large stocks.

Outlook:

               [THE RUSSELL 2000 DIVIDEND BY THE S&P 500 GRAPHIC]

      The 1996 lagging performance of small stocks leaves the group near its lowest relative valuation in the past decade, except for the 1990 war with Iraq. The value created by the lagging performance is visible in the above chart of the Russell 2000 index (small-mid sized stocks) versus the Standard & Poors 500 index (large stocks). This valuation analysis suggests that small-mid cap stocks currently offer better return opportunities than large stocks. There are no guarantees, but long term commitments in the Small-Mid Cap Rising Dividends Fund appear timely and may reward the investor well in the months and years to come.

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           KAYNE ANDERSON SMALL-MID CAP RISING DIVIDENDS FUND AND THE
                              RUSSELL 2500 INDEX.

                                    [GRAPH]

                                                       10/18/96     10/31/96     11/30/96     12/31/96
Kayne Anderson Small-Mid Cap Rising Dividends Fund       10,000        9,944       10,169       10,400

Russell 2500 Index                                       10,000        9,822       10,296       10,438

Total Return Since Inception (10/18/96) 4.00%*

*Not annualized

                       INTERNATIONAL RISING DIVIDENDS FUND


Objective:

       The objective of the International Rising Dividends Fund is to achieve consistent above average returns by investing in carefully selected international stocks from a universe of very high quality companies. Our investment universe is composed of companies with a history of consistent increases in dividends and a low debt level. Generally, we focus our investments on businesses with a global franchise rather than on local firms. Although we favor broad international diversification, we are not looking to replicate the country allocation of our benchmark, the MSCI EAFE (Europe, Australia, and Far
East) index.

Commentary:


      Since it's inception date on October 18, 1996, the Fund's net asset value increased 2.6%, while the MSCI EAFE index was up by only 0.6% in dollar terms. While the Japanese market declined by more than 5% in dollar terms, the European markets performed well over the last three months of 1996 (slightly more than +5%).

      At the end of the year, after less than three months of operations, 25% of the fund assets were still invested in short-term money market instruments. As our objective is to build a long-term portfolio with a fundamental, price-conscious approach, we did not want to invest the portfolio in stocks whose valuation looked out of line with their fundamental prospects, particularly in Europe.

      At the end of 1996, the fund was invested in companies whose headquarters were located in nine different countries. The three largest countries represented in the fund were the United Kingdom (22.3%), France (15.2%), and Japan (8.7%). As almost all the companies owned by the fund are multinationals, the country allocation presented below does not give a complete picture of the true global diversification of the fund. Two examples will illustrate the point. First, Nestle, the world's largest food company headquartered in Switzerland, achieves most of its sales outside its home country and derives around 25% of its sales from emerging markets. Second, Cable & Wireless, a telecommunications company based in the UK, derives around 75% of its profits from Hong Kong. Only two companies of the fund's twenty-seven holdings have little or no global exposure; those are utility companies operating in Spain (Endesa) and in Hong Kong (Hong Kong & China Gas).

      We expect to fully invest the fund in the near future, as investments opportunities occur. The country allocation of the fund at December 31, 1996 was:


                                   [GRAPHIC]

Outlook:

      The long-term prospects for international equities look excellent, although in the short-term some foreign stocks and markets may have run out of steam after their recent strong performance. Many of the best managed foreign companies are restructuring their operations, increasingly focusing on their core businesses, and adopting a more shareholder-friendly attitude, much like American companies did ten or fifteen years ago. Over time, the market will more richly value the stocks of those outstanding companies. This is a powerful movement that we see developing over the next five to ten years.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KAYNE
          ANDERSON INTERNATIONAL RISING DIVIDENDS FUND AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX.

                                    [GRAPH]


                                                            10/18/96      10/31/96      11/30/96      12/31/96
Kayne Anderson International Rising Dividends Fund            10,000         9,869        10,301        10,256

Morgan Stanley Capital International Europe, Australia
and Far East Index.                                           10,000        10,000        10,400        10,269



Total Return Since Inception (10/28/96) 2.56%*

*Not annualized

                       INTERMEDIATE TOTAL RETURN BOND FUND

Objective:

       The objective of the Intermediate Total Return Bond Fund is to seek total return through current income and capital appreciation, with principal preservation a secondary consideration. The Fund seeks to achieve its objective by investing primarily in high quality, intermediate maturity debt securities. Studies show that intermediate maturity debt securities can, over time, achieve a majority of the return of long-term maturity debt without the associated level of risk.

Commentary:

      Since it's inception date on October 28, 1996, the Fund's net asset value decreased $0.06, from $10.65 to $10.59. The total-return, principal gain or loss with income, was 0.20% for the Fund and 0.67% for the Lehman Brothers Intermediate Government/Corporate Bond Index. It should be noted that the Fund began investing its initial funds during a period when overall level of interest rates rose approximately 15 basis points (0.15%).

      At the end of the year, after slightly more than 2 months of operations, 11% of the fund assets were still invested in short term money market instruments. As we are looking to build a portfolio for the long term, we have placed a majority of the Fund in U.S Treasury notes until we find the appropriate levels for investing in other bond market sectors. The 3 largest individual credits held in the portfolio were; U.S Treasury (71.5%), Federal National Mortgage Association (4.9%), and General Motors Acceptance Corporation (4.0%).

Outlook:

      The Federal Reserve is expected to keep its current policy stance towards the level of interest rates for the remainder of the quarter. We will continue with our investment program to raise the current level of diversification and income of the portfolio.

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KAYNE
          ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND AND THE LEHMAN
             BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX.


                                    [GRAPH]

                                                       10/28/96     10/31/96       11/30/96       12/31/96
Kayne Anderson Intermediate Total Return Bond Fund       10,000       10,000         10,096         10,020

Lehman Brothers Gov't/Corp. Intermediate Bond Index      10,000       10,000         10,132         10,067


Total Return Since Inception 0.20%*

*Not annualized

                         INTERMEDIATE TAX-FREE BOND FUND


Objective:

      The objective of the Intermediate Tax-Free Bond Fund is to seek current income exempt from federal income tax consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in high quality, intermediate maturity debt securities, interest from which is, exempt from federal income tax. Part of the income from this Fund may also be exempt from state income tax depending on the state of the shareholder's residence. Studies show that intermediate maturity debt securities can, over time, achieve a majority of the return of long-term debt without the associated level of risk.

Commentary:

      Since it's inception on October 28, 1996, the Fund's net asset value decreased $0.01, from $10.65 to $10.64. The total-return, principal gain or loss with income, was 0.02% for the Fund and 1.10% for the Lehman Brothers 5-year Municipal Bond Index for the same time period. It should be noted that the Fund began investing its initial funds during a period when overall level of interest rates rose approximately 15 basis points (0.15%).

      As of the end of the year, after slightly more than 2 months of operations, 50% of the Fund's assets were still invested in short-term money market instruments. As we are looking to build a portfolio for the long term, we were not willing to invest in bonds whose characteristics did not fit within the overall profile we are seeking for the portfolio. One of the goals of the Fund is to achieve a high level of diversification among various municipal bond sectors. As of December 31, 1996 we have diversified the Fund among 7 different sectors within the municipal bond market. The 3 largest sectors represented in the Fund were: Electric Utility (12.5 %), General Obligation (9.6%), and Prerefunded (8.2%). The Fund was also invested in municipalities that are located in 6 different states and territories. The 3 largest states represented in the Fund were: California (21.4%), Washington (8.5%), and Colorado (4.3%).

Outlook:

      Municipal bonds should continue to perform well relative to most taxable bond sectors, while the Federal Reserve is expected to keep its current interest rate policy for the remainder of the quarter. We will continue with our investment program in order to reduce short-term cash and raise the current level of income from the portfolio.


     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KAYNE
            ANDERSON INTERMEDIATE TAX-FREE BOND FUND AND THE LEHMAN
                    BROTHERS FIVE YEAR MUNICIPAL BOND INDEX.

                                    [GRAPH]


                                                     10/28/96     10/31/96       11/30/96       12/31/96
Kayne Anderson Intermediate Tax-Free Bond Fund         10,000       10,000         10,031         10,002

Lehman Brothers Five Year Municipal Bond Index         10,000       10,000         10,130         10,110


Total Return Since Inception 0.02%*

*Not annualized

                      KAYNE ANDERSON RISING DIVIDENDS FUND




PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

      Shares         COMMON STOCKS: 98.8%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     BASIC MATERIALS / CHEMICALS: 7.6%
       5,460         Du Pont (E.I.) de Nemours...............................................           $  515,288
      18,500         Monsanto Company........................................................              719,188
      13,530         PPG Industries, Inc.....................................................              759,371
                                                                                                        ----------
                                                                                                         1,993,847
                                                                                                        ----------
                     CAPITAL GOODS / ELECTRICAL EQUIPMENT: 9.9%
      22,010         AMP, Inc................................................................              844,634
      11,800         General Electric Company................................................            1,166,725
       7,130         W.W. Grainger Corporation...............................................              572,183
                                                                                                        ----------
                                                                                                         2,583,542
                                                                                                        ----------
                     COMMUNICATION SERVICES / TELECOMMUNICATIONS: 3.2%
       6,960         Bell Atlantic Corporation...............................................              450,660
       7,520         SBC Communications, Inc.................................................              389,160
                                                                                                        ----------
                                                                                                           839,820
                                                                                                        ----------
                     CONSUMER CYCLICAL / ENTERTAINMENT & LEISURE: 2.9%
      10,800         The Walt Disney Company.................................................              751,950
                                                                                                        ----------

                     CONSUMER CYCLICAL / PUBLISHING & BROADCASTING: 1.8%
       6,370         Gannett Company, Inc....................................................              476,954
                                                                                                        ----------

                     CONSUMER CYCLICAL / RETAILING: 2.1%
      23,750         Wal-Mart Stores, Inc....................................................              543,281
                                                                                                        ----------

                     CONSUMER CYCLICAL / SERVICES: 2.1%
       9,500         Cintas Corporation......................................................              558,125
                                                                                                        ----------

                     CONSUMER STAPLES / BEVERAGES: 2.4%
      12,040         Coca-Cola Company.......................................................              633,605
                                                                                                        ----------

                     CONSUMER STAPLES / CONSUMER PRODUCTS: 4.3%
      12,930         International Flavors & Fragrances......................................              581,850
       5,000         Procter & Gamble Co.....................................................              537,500
                                                                                                        ----------
                                                                                                         1,119,350
                                                                                                        ----------

                      KAYNE ANDERSON RISING DIVIDENDS FUND

--------------------------------------------------------------------------------

      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     CONSUMER STAPLES / FOODS: 9.0%
       6,350         Kellogg Company.........................................................          $   416,719
      10,550         McDonald's Corporation..................................................              477,388
      13,100         Sara Lee Corporation....................................................              487,975
      16,800         Sysco Corporation.......................................................              548,100
       7,450         Wm. Wrigley, Jr., Company...............................................              419,063
                                                                                                       -----------
                                                                                                         2,349,245
                                                                                                       -----------
                     ENERGY: 6.7%
       8,110         Exxon Corporation.......................................................              794,780
       3,650         Mobil Corporation.......................................................              446,213
       2,910         Royal Dutch Petroleum Company ADR.......................................              496,883
                                                                                                       -----------
                                                                                                         1,737,876
                                                                                                       -----------

                     FINANCIAL / BANKING: 6.7%
      14,250         Banc One Corporation....................................................              612,750
       9,300         Fifth Third Bancorp.....................................................              584,156
      12,500         Norwest Corporation.....................................................              543,750
                                                                                                       -----------
                                                                                                         1,740,656
                                                                                                       -----------
                     FINANCIAL / FINANCIAL: 7.8%
      20,000         Equifax, Inc............................................................              612,500
       8,080         Franklin Resources, Inc.................................................              552,470
      13,460         State Street Boston Corporation.........................................              868,170
                                                                                                       -----------
                                                                                                         2,033,140
                                                                                                       -----------
                     FINANCIAL / INSURANCE: 3.8%
         958         Cincinnati Financial Corporation........................................               62,150
       2,450         General Re Corporation..................................................              386,488
       5,150         Marsh & McLennan Cos., Inc..............................................              535,600
                                                                                                       -----------
                                                                                                           984,238
                                                                                                       -----------
                     HEALTH CARE / DRUGS & HOSPITAL SUPPLIES: 9.8%
       9,350         Abbott Laboratories.....................................................              474,513
      10,000         Astra AB-ADR, Class A...................................................              490,000
      20,020         Johnson & Johnson.......................................................              995,995
       7,480         Merck & Company, Inc....................................................              592,790
                                                                                                       -----------
                                                                                                         2,553,298
                                                                                                       -----------
                     MISCELLANEOUS: 2.5%
       8,040         Minnesota Mining & Manufacturing Company................................              666,315
                                                                                                       -----------

                      KAYNE ANDERSON RISING DIVIDENDS FUND

--------------------------------------------------------------------------------

      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     TECHNOLOGY / COMPUTERS & OFFICE EQUIPMENT: 3.5%
      18,100         Hewlett-Packard Company.................................................           $  909,525
                                                                                                       -----------

                     TECHNOLOGY / DATA SERVICES: 7.0%
      19,920         Automatic Data Processing, Inc..........................................              854,070
      10,470         Electronic Data Systems.................................................              452,828
       6,940         Reuters Holdings PLC, ADR...............................................              530,910
                                                                                                       -----------
                                                                                                         1,837,808
                                                                                                       -----------
                     TECHNOLOGY / TELECOMMUNICATIONS EQUIPMENT: 4.4%
      20,620         L.M. Ericsson Tel-Sp, ADR...............................................              622,466
       8,720         Motorola, Inc...........................................................              535,186
                                                                                                       -----------
                                                                                                         1,157,652
                                                                                                       -----------
                     UTILITIES: 1.3%
      14,000         DPL, Inc................................................................              343,000
                                                                                                       -----------


                     Total Common Stocks (cost $18,319,268)..................................           25,813,227
                                                                                                       -----------
                     Total Investments in Securities (cost $18,319,268+): 98.8%..............           25,813,227
                     Other Assets less Liabilities: 1.2%.....................................              304,350
                                                                                                       -----------
                     NET ASSETS: 100.0% .....................................................          $26,117,577
                                                                                                       ===========

 +Cost for federal income tax purpose is the same.

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation...........................................          $ 7,632,939
                     Gross unrealized depreciation...........................................             (138,980)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $ 7,493,959
                                                                                                       ===========




See accompanying Notes to Financial Statements.

               KAYNE ANDERSON SMALL-MID CAP RISING DIVIDENDS FUND




PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
-------------------------------------------------------------------------------

      Shares         COMMON STOCKS: 70.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     BASIC MATERIALS / PACKAGING: 6.8%
         560         Bemis Company...........................................................           $   20,650
       1,050         Liqui-Box Corporation...................................................               34,125
                                                                                                        ----------
                                                                                                            54,775
                                                                                                        ----------
                     BASIC MATERIALS / SPECIALTY CHEMICALS: 4.3%
       3,315         Wireless Telecom Group, Inc.............................................               34,393
                                                                                                        ----------

                     CAPITAL GOODS / ELECTRONIC EQUIPMENT: 1.3%
         555         Hach Company............................................................               10,545
                                                                                                        ----------

                     CAPITAL GOODS / MACHINERY EQUIPMENT: 3.1%
         390         Nordson Corporation.....................................................               24,863
                                                                                                        ----------

                     CONSUMER CYCLICAL / SERVICES: 7.4%
         505         Cintas Corporation......................................................               29,669
       1,125         Kelly Services..........................................................               30,375
                                                                                                        ----------
                                                                                                            60,044
                                                                                                        ----------
                     CONSUMER STAPLES / FOOD CHAIN: 3.5%
       1,320         Smart & Final, Inc......................................................               28,545
                                                                                                        ----------

                     CONSUMER STAPLES / FOOD: 3.8%
         770         Tootsie Roll Industries, Inc............................................               30,511
                                                                                                        ----------

                     ENERGY / OIL & GAS PRODUCTION: 2.1%
         480         Devon Energy Corporation................................................               16,680
                                                                                                        ----------

                     FINANCE / INSURANCE: 6.6%
         890         American Heritage Life Investment Corporation...........................               23,363
         655         Hartford Steam Boiler...................................................               30,376
                                                                                                        ----------
                                                                                                            53,739
                                                                                                        ----------
                     FINANCE / BANKING: 3.6%
       1,105         Washington Federal, Inc.................................................               29,283
                                                                                                        ----------

                     FINANCE / FINANCIAL SERVICES: 4.0%
         675         Eaton Vance Corporation.................................................               32,147
                                                                                                        ----------

               KAYNE ANDERSON SMALL-MID CAP RISING DIVIDENDS FUND

-------------------------------------------------------------------------------

      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     HEALTH CARE / DRUGS & HOSPITAL SUPPLIES: 7.9%
       1,865         Ballard Medical Products................................................           $   34,732
       1,740         Mylan Labs, Inc.........................................................               29,145
                                                                                                         ---------
                                                                                                            63,877
                                                                                                         ---------
                     MISCELLANEOUS / DIVERSIFIED: 4.4%
       1,370         Federal Signal Corporation..............................................               35,449
                                                                                                         ---------

                     TECHNOLOGY / SEMICONDUCTORS: 3.8%
         700         Linear Technology Corporation...........................................               30,713
                                                                                                         ---------

                     TRANSPORTATION / TIRES: 3.8%
         665         Bandag, Inc., Class A...................................................               30,424
                                                                                                         ---------

                     UTILITIES / CABLE TELEVISION: 4.2%
       1,140         TCA Cable TV, Inc.......................................................               34,343
                                                                                                         ---------

                     Total Common Stocks (cost $548,840).....................................              570,331
                                                                                                         ---------

                     Total Investments in Securities (cost $548,840+): 70.6%.................              570,331
                     Other Assets less Liabilities: 29.4%....................................              237,450
                                                                                                         ---------
                     NET ASSETS: 100.0% .....................................................           $  807,781
                                                                                                         =========

+ Cost for federal income tax purpose is the same.

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation...........................................            $  23,780
                     Gross unrealized depreciation...........................................               (2,289)
                                                                                                         ---------
                           Net unrealized appreciation.......................................            $  21,491
                                                                                                         =========

See accompanying Notes to Financial Statements.

               KAYNE ANDERSON INTERNATIONAL RISING DIVIDENDS FUND



PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------


      Shares         COMMON STOCKS: 74.2%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     FRANCE: 15.2%
       1,350         Axa S.A. ADR............................................................           $   42,525
       1,800         Groupe Danone S.A. ADR..................................................               50,066
       1,900         Lafarge S.A. ADR........................................................               37,544
         750         Total S.A. ADR..........................................................               30,188
                                                                                                        ----------
                                                                                                           160,323
                                                                                                        ----------
                     HONG KONG: 5.5%
       5,000         Hong Kong & China Gas Company Ltd. ADR..................................                9,664
       3,000         Hong Kong Telecom, Ltd. ADR.............................................               48,750
                                                                                                        ----------
                                                                                                            58,414
                                                                                                        ----------
                     JAPAN: 8.7%
         400         Kao Corporation ADR.....................................................               46,524
       2,400         Nintendo Company Ltd. ADR...............................................               21,427
         400         Seven Eleven Japan ADR..................................................               23,365
                                                                                                        ----------
                                                                                                            91,316
                                                                                                        ----------
                     MALAYSIA: 2.3%
       3,500         Genting Berhad ADR......................................................               24,114
                                                                                                        ----------

                     NETHERLANDS: 6.6%
         750         Elsevier, N.V. ADR......................................................               25,313
         600         Polygram, N.V. ADR......................................................               29,850
          80         Unilever, N.V. ADR......................................................               14,020
                                                                                                        ----------
                                                                                                            69,183
                                                                                                        ----------
                     SPAIN: 3.9%
         200         Endesa ADR..............................................................               14,000
         700         Repsol S.A. ADR.........................................................               26,688
                                                                                                        ----------
                                                                                                            40,688
                                                                                                        ----------
                     SWEDEN: 2.1%
         460         Astra AB A Shares ADR...................................................               22,540
                                                                                                        ----------

                     SWITZERLAND: 7.6%
         400         Nestle S.A. ADR.........................................................               21,404
         600         Novartis AG ADR.........................................................               34,251
         320         Roche Holdings, Ltd., ADR...............................................               24,821
                                                                                                        ----------
                                                                                                            80,476
                                                                                                        ----------

               KAYNE ANDERSON INTERNATIONAL RISING DIVIDENDS FUND

--------------------------------------------------------------------------------

      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     UNITED KINGDOM: 22.3%
       1,500         Bat Industries PLC ADR..................................................          $    24,750
       1,000         Cable & Wireless PLC ADR................................................               24,625
         500         Carlton Communications PLC ADR..........................................               22,250
       1,200         Glaxo Wellcome PLC ADR..................................................               38,100
       1,000         Guinness PLC ADR........................................................               39,146
         400         Marks and Spencer PLC ADR...............................................               20,166
         280         Rentokil Initial PLC ADR................................................               21,035
       1,200         Tomkins PLC ADR.........................................................               22,200
         560         Vodafone Group PLC ADR..................................................               23,168
                                                                                                       -----------
                                                                                                           235,440
                                                                                                       -----------

                     Total Common Stocks (cost $763,885).....................................              782,494
                                                                                                       -----------

                     Total Investments in Securities (cost $763,885+): 74.2%.................              782,494
                     Other Assets less Liabilities: 25.8%....................................              272,335
                                                                                                       -----------

                     NET ASSETS: 100.0% .....................................................          $ 1,054,829
                                                                                                       ===========

+Cost for federal income tax purpose is the same.

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation...........................................          $    28,659
                     Gross unrealized depreciation...........................................              (10,050)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $    18,609
                                                                                                       ===========




See accompanying Notes to Financial Statements.

               KAYNE ANDERSON INTERNATIONAL RISING DIVIDENDS FUND




PORTFOLIO OF INVESTMENTS BY INDUSTRY AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                          Percent of Investments
                     INDUSTRY                                 in Securities
--------------------------------------------------------------------------------
                     Basic Industries                              2.69%
                     Broadcast Media                               2.84%
                     Construction and Housing                      4.80%
                     Drugs                                         4.87%
                     Electrical Equipment                          3.81%
                     Energy                                       10.15%
                     Finance / Financial Services                  3.16%
                     Foods                                        15.94%
                     Health Care                                   3.17%
                     Insurance                                     5.43%
                     Leisure                                       3.08%
                     Machinery                                     2.84%
                     Miscellaneous                                19.12%
                     Telecommunications                           12.34%
                     Toy Manufacturer                              2.74%
                     Utilities                                     3.02%
                                                                 ------
                     TOTAL INVESTMENTS IN SECURITIES             100.00%
                                                                 ======




See accompanying Notes to Financial Statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND




PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

Principal Amount     LONG-TERM DEBT SECURITIES: 88.9%                                                 Market Value
------------------------------------------------------------------------------------------------------------------
                     U.S. TREASURY AND AGENCY OBLIGATIONS: 75.5%
                     U.S. TREASURY OBLIGATIONS: 70.6%
  $2,500,000         U.S. Treasury Note, 6.250%, due 10/31/2001..............................         $  2,502,343
   1,000,000         U.S. Treasury Note, 7.250%, due 8/15/2004...............................            1,053,125
                                                                                                      ------------
                                                                                                         3,555,468
                                                                                                      ------------
                     U.S. AGENCY OBLIGATIONS: 4.9%
     250,000         FNMA, 6.950%, due 11/12/2006............................................              247,025
                                                                                                      ------------

                     Total U.S. Treasury and Agency Obligations (cost $3,828,794)............            3,802,493
                                                                                                      ------------

                     CORPORATE BONDS: 13.4%
                     FINANCE: 5.5%
      75,000         Ford Motor Credit Corp., 6.250%, due 11/08/2000.........................               74,355
     200,000         General Motors Acceptance Corp., 7.125%, due 5/01/2003..................              202,507
                                                                                                      ------------
                                                                                                           276,862
                                                                                                      ------------
                     INDUSTRIAL: 7.9%
     200,000         Anheuser Busch Companies, 6.750%, due 11/01/2006........................              195,754
     200,000         The Walt Disney Company, 6.375%, due 3/30/2001..........................              199,302
                                                                                                      ------------
                                                                                                           395,056
                                                                                                      ------------

                     Total Corporate Bonds (cost $678,752)...................................              671,918
                                                                                                      ------------

                     Total Long-Term Debt Securities (cost $4,507,546).......................            4,474,411
                                                                                                      ------------

                     Total Investments in Securities (cost $4,507,546+): 88.9%...............            4,474,411
                     Other Assets less Liabilities: 11.1%....................................              559,084
                                                                                                      ------------

                     NET ASSETS: 100.0% .....................................................         $  5,033,495
                                                                                                      ============

+Cost for federal income tax purpose is the same.

           Net unrealized depreciation consists of:
                     Gross unrealized appreciation...........................................         $         -0-
                     Gross unrealized depreciation...........................................              (33,135)
                                                                                                      ------------
                           Net unrealized depreciation.......................................         $    (33,135)
                                                                                                      ============

See accompanying Notes to Financial Statements.

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND




PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

Principal Amount     LONG-TERM MUNICIPAL DEBT: 46.5%                                                  Market Value
------------------------------------------------------------------------------------------------------------------
                     GENERAL OBLIGATION: 9.7%
    $250,000         California State, 5.375%, dated 3/1/1994, due 3/1/2006..................         $    257,188
     220,000         California State Franchise Tax, 6.900%, dated 7/1/1989, due 10/1/2006...              237,325
                                                                                                      ------------
                                                                                                           494,513
                                                                                                      ------------
                     ELECTRIC: 12.5%
     200,000         Colorado Springs Utilities, 6.750%, dated 4/15/1991, due 11/15/2005.....              218,500
     200,000         Puerto Rico Electric Power Authority, 6.000%,
                       dated 8/15/1995, due 7/1/2000.........................................              210,750
     200,000         Tacoma Washington Electric System, 5.900%,
                       dated 9/1/1992, due 1/1/2005..........................................              211,500
                                                                                                      ------------
                                                                                                           640,750
                                                                                                      ------------
                     HOSPITAL: 4.0%
     200,000         Dade County Health Facilities Authority, 6.600%,
                       dated 3/1/1987, due 8/15/2002.........................................              206,458
                                                                                                      ------------

                     IDR / PCR: 4.1%
     200,000         Matagorda County Navigation District Texas, 7.700%,
                       dated 2/1/1989, due 2/1/2019..........................................              209,702
                                                                                                      ------------

                     TRANSPORTATION: 4.1%
     200,000         Los Angeles California Harbor Department, 6.000%,
                       dated 1/1/1995, due 8/1/2001..........................................              211,250
                                                                                                      ------------

                     WATER & SEWER: 3.9%
     200,000         Central Coast Water Authority California, 4.000%,
                       dated 11/1/1996, due 10/1/1998........................................              200,000
                                                                                                      ------------

                     PREREFUNDED: 8.2%
     150,000         Los Angeles Convention & Exhibit Center, 9.000%,
                       dated 12/1/1985, due 12/1/2020........................................              195,188
     200,000         Washington Public Power Supply Systems, 7.625%,
                       dated 10/15/1990, due 7/1/2010........................................              225,999
                                                                                                      ------------
                                                                                                           421,187
                                                                                                      ------------
                     Total Long-Term Municipal Debts (cost $2,389,566).......................            2,383,860
                                                                                                      ------------
                     Total Investments in Securities (cost $2,389,566+): 46.5%...............            2,383,860
                     Other Assets less Liabilities: 53.5%....................................            2,740,580
                                                                                                      ------------
                     NET ASSETS: 100.0% .....................................................         $  5,124,440
                                                                                                      ============

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------


+Cost for federal income tax purpose is the same.

           Net unrealized depreciation consists of:
                     Gross unrealized appreciation...........................................         $      1,077
                     Gross unrealized depreciation...........................................               (6,783)
                                                                                                      ------------
                           Net unrealized depreciation.......................................         $     (5,706)
                                                                                                      ============




See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS




STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     RISING
                                                    DIVIDENDS
                                                      FUND
                                                   -----------
ASSETS
      Investments in securities, at
        value (cost $18,319,268,
        $548,840, $763,885, $4,507,546
        and $2,389,566, respectively)
        (Note 2A) ........................         $25,813,227
      Cash ...............................             274,105
      Receivables:
            Capital stock sold ...........              25,250
            Dividends and interest .......              43,566
      Prepaid expenses ...................              12,345
      Deferred organization expenses
        (Note 2D) ........................              23,130
                                                   -----------
                  Total assets ...........          26,191,623
                                                   -----------

LIABILITIES
      Payables:
            Investment securities
              purchased ..................                  --
            Capital stock redeemed .......                 500
            Distributions to
              shareholders ...............                  --
      Due to Investment Advisor (Note
        3) ...............................              22,048
      Accrued expenses ...................              51,498
                                                   -----------
                  Total liabilities ......              74,046
                                                   -----------

NET ASSETS ...............................         $26,117,577
                                                   ===========

      Net asset value, offering and
        redemption price per share .......         $     14.32
                                                   ===========

      Number of shares issued and
        outstanding (unlimited shares
        authorized without par value) ....           1,824,175

SOURCE OF NET ASSETS
      Paid-in capital ....................         $18,505,623
      Undistributed net investment
        income ...........................              16,971
      Undistributed accumulated net
        realized gain on investments .....             101,024
      Net unrealized appreciation
        (depreciation) of investments ....           7,493,959
                                                   -----------
                  Net assets .............         $26,117,577
                                                   ===========



See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS




--------------------------------------------------------------------------------

                                                    SMALL-MID CAP     INTERNATIONAL        INTERMEDIATE         INTERMEDIATE
                                                   RISING DIVIDENDS  RISING DIVIDENDS      TOTAL RETURN           TAX-FREE
                                                         FUND              FUND             BOND FUND             BOND FUND
                                                   -------------------------------------------------------------------------
ASSETS
      Investments in securities, at
        value (cost $18,319,268,
        $548,840, $763,885, $4,507,546
        and $2,389,566, respectively)
        (Note 2A) ........................             $570,331         $  782,494         $ 4,474,411          $ 2,383,860
      Cash ...............................              221,041            307,951             498,248            2,700,402
      Receivables:
            Capital stock sold ...........               25,000                 50                  --                   --
            Dividends and interest .......                1,698              2,243              68,760               48,386
      Prepaid expenses ...................               11,969             11,970              12,380               12,380
      Deferred organization expenses
        (Note 2D) ........................               20,418             20,418              20,418               20,418
                                                       --------         ----------         -----------          -----------
                  Total assets ...........              850,457          1,125,126           5,074,217            5,165,446
                                                       --------         ----------         -----------          -----------

LIABILITIES
      Payables:
            Investment securities
              purchased ..................                6,525             33,861                  --                   --
            Capital stock redeemed .......                   --                 --                  --                   --
            Distributions to
              shareholders ...............                   --                 --                  --                  163
      Due to Investment Advisor (Note
        3) ...............................               26,730             25,859              31,637               39,673
      Accrued expenses ...................                9,421             10,577               9,085                1,170
                                                       --------         ----------         -----------          -----------
                  Total liabilities ......               42,676             70,297              40,722               41,006
                                                       --------         ----------         -----------          -----------

NET ASSETS ...............................             $807,781         $1,054,829         $ 5,033,495          $ 5,124,440
                                                       ========         ==========         ===========          ===========

      Net asset value, offering and
        redemption price per share .......             $  11.06         $    10.91         $     10.59          $     10.64
                                                       ========         ==========         ===========          ===========

      Number of shares issued and
        outstanding (unlimited shares
        authorized without par value) ....               73,037             96,647             475,467              481,757

SOURCE OF NET ASSETS
      Paid-in capital ....................             $785,154         $1,035,271         $ 5,062,932          $ 5,129,874
      Undistributed net investment
        income ...........................                1,136                949               3,698                  272
      Undistributed accumulated net
        realized gain on investments .....                   --                 --                  --                   --
      Net unrealized appreciation
        (depreciation) of investments ....               21,491             18,609             (33,135)              (5,706)
                                                       --------         ----------         -----------          -----------
                  Net assets .............             $807,781         $1,054,829         $ 5,033,495          $ 5,124,440
                                                       ========         ==========         ===========          ===========

                           KAYNE ANDERSON MUTUAL FUNDS




STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    RISING
                                                   DIVIDENDS
                                                     FUND
                                                   ----------
INVESTMENT INCOME:
      Income:
            Dividends ....................         $  445,782
            Interest .....................             24,281
                                                   ----------
                  Total income ...........            470,063
                                                   ----------

      Expenses:
            Investment advisory fees
              (Note 3) ...................            180,502
            Custodian fees ...............              9,914
            Administration fees ..........             44,164
            Fund accounting fees .........             11,888
            Transfer agent fees ..........             22,339
            Legal fees ...................              7,493
            Insurance ....................              3,293
            Audit fees ...................             12,000
            Miscellaneous fees ...........              7,156
            Reports to shareholders ......              9,546
            Registration fees ............              9,675
            Trustees' fees ...............              3,458
            Amortization of deferred
              organization expenses
              (Note 2D) ..................              7,693
                                                   ----------
                  Total expenses .........            329,121
                  Less: Expenses paid
                          indirectly
                          (Note 2F) ......                 --
                        Expenses
                          reimbursed .....                 --
                                                   ----------
                  Net expenses ...........            329,121
                                                   ----------
                        NET INVESTMENT
                          INCOME .........            140,942
                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
      Net realized gain on investments ...          1,246,299
      Net change in unrealized
        appreciation (depreciation) of
        investments ......................          2,813,912
                                                   ----------
                  Net gain (loss) on
                    investments ..........          4,060,211
                                                   ----------
                        NET INCREASE
                          (DECREASE)
                          IN NET
                          ASSETS
                          RESULTING
                          FROM
                          OPERATIONS .....         $4,201,153
                                                   ==========

*For the period October 18, 1996 (Commencement of operations) to December 31, 1996.

**For the period October 28, 1996 (Commencement of operations) to December 31, 1996.

See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS




--------------------------------------------------------------------------------

                                                    SMALL-MID CAP     INTERNATIONAL      INTERMEDIATE      INTERMEDIATE
                                                   RISING DIVIDENDS  RISING DIVIDENDS    TOTAL RETURN        TAX-FREE
                                                        FUND*             FUND*          BOND FUND**        BOND FUND**
                                                   --------------------------------------------------------------------
INVESTMENT INCOME:
      Income:
            Dividends ....................             $    923          $  1,034          $     --          $     --
            Interest .....................                1,565             1,984            49,882            13,583
                                                       --------          --------          --------          --------
                  Total income ...........                2,488             3,018            49,882            13,583
                                                       --------          --------          --------          --------

      Expenses:
            Investment advisory fees
              (Note 3) ...................                  736             1,292             4,343             4,355
            Custodian fees ...............                  927             1,000               329               246
            Administration fees ..........                1,973             1,973             1,739             1,739
            Fund accounting fees .........                6,173             7,681             5,509             5,509
            Transfer agent fees ..........                2,761             2,761             2,450             2,450
            Legal fees ...................                  300               300               300               300
            Insurance ....................                   --                --                --                --
            Audit fees ...................                   --                --                --                --
            Miscellaneous fees ...........                   49                55               349               348
            Reports to shareholders ......                   --                --                --                --
            Registration fees ............                3,045             3,046             2,646             2,646
            Trustees' fees ...............                  600               600               600               600
            Amortization of deferred
              organization expenses
              (Note 2D) ..................                  832               832               832               832
                                                       --------          --------          --------          --------
                  Total expenses .........               17,396            19,540            19,097            19,025
                  Less: Expenses paid
                          indirectly
                          (Note 2F) ......                   --                --                --            (7,832)
                        Expenses
                          reimbursed .....              (16,314)          (17,888)          (10,845)           (2,918)
                                                       --------          --------          --------          --------
                  Net expenses ...........                1,082             1,652             8,252             8,275
                                                       --------          --------          --------          --------
                        NET INVESTMENT
                          INCOME .........                1,406             1,366            41,630             5,308
                                                       --------          --------          --------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
      Net realized gain on investments ...                   --                --                --                --
      Net change in unrealized
        appreciation (depreciation) of
        investments ......................               21,491            18,609           (33,135)           (5,706)
                                                       --------          --------          --------          --------
                  Net gain (loss) on
                    investments ..........               21,491            18,609           (33,135)           (5,706)
                                                       --------          --------          --------          --------
                        NET INCREASE
                          (DECREASE)
                          IN NET
                          ASSETS
                          RESULTING
                          FROM
                          OPERATIONS .....             $ 22,897          $ 19,975          $  8,495          $   (398)
                                                       ========          ========          ========          ========

                           KAYNE ANDERSON MUTUAL FUNDS



STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                             RISING
                                                                           DIVIDENDS
                                                                              FUND
--------------------------------------------------------------------------------------------------
                                                                 FOR THE            MAY 1, 1995*
INCREASE IN NET ASSETS FROM:                                    YEAR ENDED               TO
                                                            DECEMBER 31, 1996    DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income .................................       $   140,942            $   114,280
Net realized gain (loss)
 on investments .......................................         1,246,299                232,704
Net change in unrealized appreciation
(depreciation) of investments .........................         2,813,912              3,060,930
                                                              -----------            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .....................         4,201,153              3,407,914
                                                              -----------            -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income .................................          (131,956)              (118,762)
Net realized gain on investments ......................        (1,145,275)              (232,704)
                                                              -----------            -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS        (1,277,231)              (351,466)
                                                              -----------            -----------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .............................         4,811,059              5,826,371
Shares issued in consideration for
 like-kind contributions ..............................                --             12,177,173
Net asset value of shares issued on
 reinvestment of distributions ........................         1,266,895                351,428
Cost of shares redeemed ...............................        (3,497,629)              (798,090)
                                                              -----------            -----------
      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....         2,580,325             17,556,882
                                                              -----------            -----------
      TOTAL INCREASE IN NET ASSETS ....................         5,504,247             20,613,330

NET ASSETS:

Beginning of period ...................................        20,613,330                     --
                                                              -----------            -----------
END OF PERIOD .........................................       $26,117,577            $20,613,330
                                                              ===========            ===========

CHANGE IN SHARES

Shares sold ...........................................           349,950                534,414

Shares issued in consideration for
 like-kind contributions ..............................                --              1,143,396
Shares issued in reinvestment of distributions ........            86,655                 27,825
Shares redeemed .......................................          (245,124)               (72,941)
                                                              -----------            -----------
      Net increase ....................................           191,481              1,632,694
                                                              ===========            ===========

*Commencement of operations.




See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS



STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                SMALL-MID CAP        INTERNATIONAL          INTERMEDIATE
                                                              RISING DIVIDENDS      RISING DIVIDENDS        TOTAL RETURN
                                                                     FUND                FUND                 BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                              OCTOBER 18, 1996*    OCTOBER 18, 1996*      OCTOBER 28, 1996*
INCREASE IN NET ASSETS FROM:                                         TO                   TO                     TO
                                                             DECEMBER 31, 1996     DECEMBER 31, 1996      DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income .................................           $  1,406            $    1,366            $   41,630
Net realized gain (loss)
 on investments .......................................                 --                    --                    --
Net change in unrealized appreciation
(depreciation) of investments .........................             21,491                18,609               (33,135)
                                                                  --------            ----------            ----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .....................             22,897                19,975                 8,495
                                                                  --------            ----------            ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income .................................             (1,102)               (1,249)              (38,764)
Net realized gain on investments ......................                 --                    --                    --
                                                                  --------            ----------            ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS             (1,102)               (1,249)              (38,764)
                                                                  --------            ----------            ----------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .............................            759,908             1,009,948             5,000,000
Shares issued in consideration for
 like-kind contributions ..............................                 --                    --                    --
Net asset value of shares issued on
 reinvestment of distributions ........................              1,078                 1,155                38,764
Cost of shares redeemed ...............................                 --                    --                    --
                                                                  --------            ----------            ----------
      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....            760,986             1,011,103             5,038,764
                                                                  --------            ----------            ----------
      TOTAL INCREASE IN NET ASSETS ....................            782,781             1,029,829             5,008,495

NET ASSETS:

Beginning of period ...................................             25,000                25,000                25,000
                                                                  --------            ----------            ----------
END OF PERIOD .........................................           $807,781            $1,054,829            $5,033,495
                                                                  ========            ==========            ==========

CHANGE IN SHARES

Shares sold ...........................................             70,592                94,185               469,484

Shares issued in consideration for
 like-kind contributions ..............................                 --                    --                    --
Shares issued in reinvestment of distributions ........                 98                   115                 3,636
Shares redeemed .......................................                 --                    --                    --
                                                                  --------            ----------            ----------
      Net increase ....................................             70,690                94,300               473,120
                                                                  ========            ==========            ==========


                                                                INTERMEDIATE
                                                                  TAX-FREE
                                                                  BOND FUND
--------------------------------------------------------------------------------
                                                              OCTOBER 28, 1996*
INCREASE IN NET ASSETS FROM:                                         TO
                                                              DECEMBER 31, 1996
--------------------------------------------------------------------------------
OPERATIONS

Net investment income .................................          $    5,308
Net realized gain (loss)
 on investments .......................................                  --
Net change in unrealized appreciation
(depreciation) of investments .........................              (5,706)
                                                                 ----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .....................                (398)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income .................................              (5,868)
Net realized gain on investments ......................                  --
                                                                 ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS              (5,868)
                                                                 ----------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .............................           5,104,514
Shares issued in consideration for
 like-kind contributions ..............................                  --
Net asset value of shares issued on
 reinvestment of distributions ........................               1,192
Cost of shares redeemed ...............................                  --
                                                                 ----------
      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ....           5,105,706
                                                                 ----------
      TOTAL INCREASE IN NET ASSETS ....................           5,099,440

NET ASSETS:

Beginning of period ...................................              25,000
                                                                 ----------
END OF PERIOD .........................................          $5,124,440
                                                                 ==========

CHANGE IN SHARES

Shares sold ...........................................             479,298
Shares issued in consideration for
 like-kind contributions ..............................                  --
Shares issued in reinvestment of distributions ........                 112
Shares redeemed .......................................                  --
                                                                 ----------
      Net increase ....................................             479,410
                                                                 ==========

                          KAYNE ANDERSON MUTUAL FUNDS


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
-------------------------------------------------------------------------------------------------
                                                                           RISING
                                                                          DIVIDENDS
                                                                            FUND
                                                            -------------------------------------
                                                               FOR THE YEAR       MAY 1, 1995*
                                                                  ENDED                TO
                                                            DECEMBER 31, 1996   DECEMBER 31, 1995
                                                            -------------------------------------
Net asset value, beginning of period                           $   12.63           $   10.65
                                                               ---------           ---------
Income from investment operations:
    Net investment income                                           0.08                0.07
    Net realized and unrealized gain (loss) on investments          2.35                2.13
                                                               ---------           ---------
Total income from investment operations                             2.43                2.20
                                                               ---------           ---------
Less distributions:
    Dividends from net investment income                           (0.08)              (0.07)
    Distributions from net capital gains                           (0.66)              (0.15)
                                                               ---------           ---------
Total distributions                                                (0.74)              (0.22)
                                                               ---------           ---------
Net asset value, end of period                                 $   14.32           $   12.63
                                                               =========           =========
Total return                                                       19.09%              20.65%*

Net assets, end of period (in 000's)                           $  26,118           $  20,613

Ratio of expenses to average net assets:
    Before expense reimbursement                                    1.37%               1.31%+
    After expense reimbursement                                     1.37%               1.31%+

Ratio of net investment income to average net assets:
    (net of expense reimbursement)                                  0.59%               0.94%+

Portfolio turnover rate                                               23%                 28%

Average commission per share                                   $  0.0600                --

*Commencement of operations

**Not annualized.

+ Annualized.

See accompanying Notes to Financial Statements.

                          KAYNE ANDERSON MUTUAL FUNDS

                                                         SMALL-MID CAP       INTERNATIONAL       INTERMEDIATE       INTERMEDIATE
                                                       RISING DIVIDENDS    RISING DIVIDENDS      TOTAL RETURN         TAX-FREE
                                                             FUND                FUND              BOND FUND          BOND FUND
                                                      ------------------------------------------------------------------------------
                                                       OCTOBER 18, 1996*   OCTOBER 18, 1996*   OCTOBER 28, 1996*  OCTOBER 28, 1996*
                                                               TO                 TO                  TO                  TO
                                                       DECEMBER 31, 1996   DECEMBER 31, 1996   DECEMBER 31, 1996  DECEMBER 31, 1996
                                                      ------------------------------------------------------------------------------
Net asset value, beginning of period                        $  10.65           $  10.65           $  10.65           $  10.65
                                                            --------           --------           --------           --------
Income from investment operations:
    Net investment income                                       0.02               0.01               0.09               0.01
    Net realized and unrealized gain (loss)
      on investments                                            0.41               0.26              (0.07)             (0.01)
                                                            --------           --------           --------           --------
Total income from investment operations                         0.43               0.27               0.02               0.00
                                                            --------           --------           --------           --------
Less distributions:
    Dividends from net investment income                       (0.02)             (0.01)             (0.08)             (0.01)
    Distributions from net capital gains                        0.00               0.00               0.00               0.00
                                                            --------           --------           --------           --------
Total distributions                                            (0.02)             (0.01)             (0.08)             (0.01)
                                                            --------           --------           --------           --------
Net asset value, end of period                              $  11.06           $  10.91           $  10.59           $  10.64
                                                            ========           ========           ========           ========
Total return                                                    4.00%**            2.56%**            0.20%**            0.02%**

Net assets, end of period (in 000's)                        $    808           $  1,055           $  5,033           $  5,124

Ratio of expenses to average net assets:
    Before expense reimbursement                               18.91%+            15.74%+             2.10%+             2.08%+
    After expense reimbursement                                 1.30%+             1.40%+             0.95%+             0.95%+

Ratio of net investment income to average net assets:
    (net of expense reimbursement)                              1.58%+             1.14%+             4.72%+             0.60%+

Portfolio turnover rate                                         --                 --                 --                 --

Average commission per share                                $ 0.0955           $ 0.0936               --                 --

                          KAYNE ANDERSON MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

    Kayne Anderson Mutual Funds (the "Trust") was organized as a business trust in Delaware on May 29, 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust currently consists of five separate diversified series:
Rising Dividends Fund, Small-Mid Cap Rising Dividends Fund, International Rising Dividends Fund, Intermediate Total Return Bond Fund, and Intermediate Tax-Free Bond Fund (each a "Fund" and collectively the "Funds").

    Between May 29, 1996 and the respective dates of commencement of operations, the Funds had no operations other than those related to organizational matters and the sale of 2,347 shares of the Small-Mid Cap Rising Dividends Fund, the International Rising Dividends Fund, the Intermediate Total Return Bond Fund, and the Intermediate Tax-Free Bond Fund to Kayne Anderson Investment Management, the Funds' investment advisor, for $25,000, respectively. On October 4, 1996 the shareholders of the Kayne Anderson Rising Dividends Fund (the "Predecessor Fund"), a series of shares of Professionally Managed Portfolios, entered into a tax-free reorganization pursuant to which they agreed to exchange their Predecessor Fund shares for shares of the Rising Dividends Fund series of the Trust, which had no operations prior to the reorganization. The Predecessor Fund is deemed to be the accounting survivor and accordingly the statements of operations and changes in net assets, and the financial highlights include the operations of the Predecessor Fund for periods prior to the reorganization.

    The Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies of all sizes.

    The Small-Mid Cap Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of small and mid-capitalization companies, which the Fund currently considers to be companies having market capitalizations of not more than $3 billion.

    The International Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies outside the U.S. generally having total market capitalizations of $1 billion or more.

    The Intermediate Total Return Bond Fund seeks to obtain maximum total return, primarily through current income with capital appreciation as a secondary consideration. The Fund invests primarily in investment grade debt securities and seeks to maintain an average maturity of three to ten years.

    The Intermediate Tax-Free Bond Fund seeks current income exempt from federal income tax consistent with preservation of capital. The Fund invests primarily in investment grade debt securities and may maintain an average maturity of more than ten years.

    There can be no assurances that the Funds will be able to achieve their investment objectives. The value of Fund shares fluctuates daily and may be worth more or less than their purchase price when redeemed.

                          KAYNE ANDERSON MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

    A. Security Valuation: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

    B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

    C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

    D. Deferred Organization Expenses: All of the expenses incurred by the Advisor in connection with the organization and registration of the Funds' shares will be borne by the Funds and are being amortized to expense on a straight-line basis over a period of five years.

    E. Accounting Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    F. Expenses Paid Indirectly: The Intermediate Tax-Free Bond Fund's custodian, fund accounting and transfer agency fees for the period October 28, 1996 to December 31, 1996 were reduced by $7,832 as a result of earning credits from overnight cash balances with its custodian bank.


NOTE 3 - INVESTMENT ADVISORY AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    For the year ended December 31, 1996, Kayne Anderson Investment Management (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of the following based upon the average daily net assets of the Funds:

                          KAYNE ANDERSON MUTUAL FUNDS

--------------------------------------------------------------------------------

    Rising Dividends Fund                      0.75%
    Small-Mid Cap Rising Dividends Fund        0.85%
    International Rising Dividends Fund        0.95%
    Intermediate Total Return Bond Fund        0.50%
    Intermediate Tax-Free Bond Fund            0.50%

    Although not required to do so, the Investment Advisor has agreed to waive or reimburse the expenses of each Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Advisor under this agreement:

    Rising Dividends Fund                      1.20% (effective October 4, 1996)
    Small-Mid Cap Rising Dividends Fund        1.30%
    International Rising Dividends Fund        1.40%
    Intermediate Total Return Bond Fund        0.95%
    Intermediate Tax-Free Bond Fund            0.95%

    Pursuant to these expense limitation provisions the Advisor reimbursed the Small-Mid Cap Rising Dividends Fund $15,714, the International Rising Dividends Fund $17,288, the Intermediate Total Return Bond Fund $10,245, and the Intermediate Tax-Free Bond Fund $2,318 during the period ended December 31, 1996.

    Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Trust has agreed to pay the Administrator an annual fee equal to 0.075% of the first $40 million of the Trust's average daily net assets, 0.05% of the next $40 million, 0.025% of the next $40 million, and 0.01% thereafter, subject to a minimum annual fee of $30,000 per Fund.

    First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor.

                          KAYNE ANDERSON MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTE 4 - PURCHASES AND SALES OF SECURITIES

    For the year ended December 31, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were as follows:

    FUND                                   PURCHASES            SALES
    Rising Dividends Fund                  $7,191,100        $5,329,179
    Small-Mid Cap Rising Dividends Fund       548,840                 0
    International Rising Dividends Fund       763,885                 0
    Intermediate Total Return Bond Fund       928,664                 0
    Intermediate Tax-Free Bond Fund         2,391,295                 0

    The Intermediate Total Return Bond Fund purchased $3,579,844, and sold $0, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Rising Dividends Fund, Small-Mid Cap Rising Dividends Fund, International Rising Dividends Fund, and Intermediate Tax-Free Bond Fund.


NOTE 5 - IN-KIND CONTRIBUTION TRANSACTIONS

    At the Rising Dividends Fund's inception on May 1, 1995, certain shareholders purchased Fund shares through nontaxable in-kind contributions of securities with a market value totaling $12,177,173 (including contributed unrealized gain of $1,619,117). These securities were deemed to be in accordance with the investment objective of the Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
KAYNE ANDERSON MUTUAL FUNDS
LOS ANGELES, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of Kayne Anderson Mutual Funds (comprising, respectively, the Rising Dividends Fund, the Small-Mid Cap Rising Dividends Fund, the International Rising Dividends Fund, the Intermediate Total Return Bond Fund, and the Intermediate Tax-Free Bond
Fund), including the portfolios of investments, as of December 31, 1996, and the related statement of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management, our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Kayne Anderson Mutual Funds as of December 31, 1996, the results of their operations for the periods then ended, and the changes in their net assets, and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.


                                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1997

                                                                  KAYNE ANDERSON
                                                                    Mutual Funds


                                     ADVISOR
                      Kayne Anderson Investment Management
                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                                 (310) 556-2721

                                        -

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                        -

                          CUSTODIAN AND TRANSFER AGENT
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                        -

                                    AUDITORS
                              Tait, Weller & Baker
                              Two Penn Center Plaza
                        Philadelphia, Pennsylvania 19102

                                        -

                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104



                   This report is intended for shareholders of
                     Kayne Anderson Mutual Funds and may not
                   be used as sales literature unless preceded
                     or accompanied by a current prospectus.


                              RISING DIVIDENDS FUND
                       SMALL-MID CAP RISING DIVIDENDS FUND
                       INTERNATIONAL RISING DIVIDENDS FUND
                       INTERMEDIATE TOTAL RETURN BOND FUND
                         INTERMEDIATE TAX-FREE BOND FUND


                                 Annual Report

                               December 31, 1996